AB Income Fund

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 49.5%
United States – 49.5%
U.S. Treasury Bonds 3.00%, 08/15/2052	U.S.$	49,257	$39,004,991
U.S. Treasury Notes 3.75%, 12/31/2028		56,342	55,989,862
3.875%, 08/15/2033		10,430	10,356,664
4.125%, 09/30/2027(a) (b) (c)		351,519	353,605,943
4.125%, 10/31/2027		25,195	25,340,156
4.125%, 07/31/2028		99,948	100,853,375
4.375%, 11/30/2028		32,493	33,193,528
4.50%, 11/15/2033		28,537	29,763,304
4.75%, 07/31/2025		446,365	448,456,834
4.875%, 10/31/2028		36,260	37,778,387
5.00%, 08/31/2025		151,900	153,300,328

Total Governments - Treasuries (cost $1,276,015,121)			1,287,643,372

MORTGAGE PASS-THROUGHS – 26.2%
Agency Fixed Rate 30-Year – 26.2%
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		1	507
Series 1999 7.50%, 11/01/2029		4	4,167
Series 2020 2.50%, 12/01/2050		84,183	71,043,445
Series 2022 3.00%, 03/01/2052		20,581	18,108,119
3.00%, 08/01/2052		11,365	9,970,455
Government National Mortgage Association Series 2023 5.50%, 05/20/2053		41,893	42,209,169
5.50%, 08/20/2053		34,010	34,266,623
6.00%, 10/20/2053		9,288	9,431,566
6.50%, 10/20/2053		9,030	9,234,066
Series 2024 4.00%, 02/20/2054, TBA		13,732	13,067,272
4.50%, 02/20/2054, TBA		70,886	69,141,840
Uniform Mortgage-Backed Security Series 2024 3.00%, 02/13/2054, TBA		61,874	54,292,124
3.50%, 02/13/2054, TBA		82,946	75,688,538
4.00%, 02/13/2054, TBA		44,832	42,275,013
4.50%, 02/13/2054, TBA		5,755	5,571,361
5.00%, 02/13/2054, TBA		82,077	81,189,136
5.50%, 02/13/2054, TBA		9,700	9,735,996
6.00%, 02/13/2054, TBA		64,900	65,835,475
6.50%, 02/13/2054, TBA		67,500	69,126,858

Total Mortgage Pass-Throughs (cost $665,207,339)			680,191,730

CORPORATES - INVESTMENT GRADE – 14.9%
Financial Institutions – 8.1%
Banking – 6.5%
Ally Financial, Inc. 6.848%, 01/03/2030		2,409	2,486,257

	Principal Amount (000)		U.S. $ Value

6.992%, 06/13/2029	U.S.$	4,859	$5,025,129
8.00%, 11/01/2031		75	83,023
Series B 4.70%, 05/15/2026(d)		3,727	3,022,001
Banco de Credito del Peru SA 3.125%, 07/01/2030(e)		3,765	3,571,479
5.85%, 01/11/2029(e)		146	147,644
Banco Santander SA 3.225%, 11/22/2032		200	167,214
4.175%, 03/24/2028		2,800	2,695,756
6.921%, 08/08/2033		5,400	5,695,650
9.625%, 05/21/2033(d)		3,000	3,224,790
Bank of America Corp. 2.972%, 02/04/2033		2,550	2,175,736
Series U 8.774% (SOFR + 3.40%), 03/04/2024(d) (f)		2,518	2,528,576
Barclays PLC 6.125%, 12/15/2025(d)		5,418	5,135,289
CaixaBank SA 6.84%, 09/13/2034(e)		3,893	4,137,480
Capital One Financial Corp. 5.70%, 02/01/2030		880	888,052
6.377%, 06/08/2034		4,743	4,931,202
7.624%, 10/30/2031		3,035	3,352,188
Citigroup, Inc. 3.875%, 02/18/2026(d)		3,286	3,033,537
7.625%, 11/15/2028(d)		1,873	1,917,690
Series U 5.00%, 09/12/2024(d)		2,540	2,506,294
Series V 4.70%, 01/30/2025(d)		1,811	1,723,981
Series W 4.00%, 12/10/2025(d)		2,865	2,683,187
Credit Agricole SA 8.125%, 12/23/2025(d) (e)		3,939	4,037,948
Danske Bank A/S 3.244%, 12/20/2025(e)		200	195,672
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	148,760
7.079%, 02/10/2034		2,615	2,667,143
7.146%, 07/13/2027		962	996,238
Discover Financial Services 7.964%, 11/02/2034		2,530	2,821,760
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		2,614	2,205,641
Series P 8.505% (SOFR + 3.14%), 03/04/2024(d) (f)		1,882	1,883,506
HSBC Holdings PLC 4.60%, 12/17/2030(d)		1,030	856,424
7.399%, 11/13/2034		4,230	4,619,752

	Principal Amount (000)		U.S. $ Value

ING Groep NV 6.50%, 04/16/2025(d)	U.S.$	3,085	$3,019,351
Intesa Sanpaolo SpA 5.017%, 06/26/2024(e)		999	992,966
JPMorgan Chase & Co. 2.963%, 01/25/2033		1,668	1,432,929
Series Q 8.818% (SOFR + 3.51%), 05/01/2024(d) (f)		3,871	3,893,761
Series R 8.868% (SOFR + 3.56%), 05/01/2024(d) (f)		282	283,588
Lloyds Banking Group PLC 5.462%, 01/05/2028		1,262	1,269,395
Morgan Stanley Series G 2.239%, 07/21/2032		2,244	1,834,448
Nationwide Building Society 6.557%, 10/18/2027 (e)		9,636	9,940,209
Nordea Bank Abp 6.625%, 03/26/2026 (d) (e)		6,125	6,072,815
PNC Financial Services Group, Inc. (The) Series R 8.679% (SOFR + 3.30%), 03/01/2024(d) (f)		2,740	2,744,329
Santander Holdings USA, Inc. 6.174%, 01/09/2030		2,281	2,292,884
6.499%, 03/09/2029		6,064	6,254,652
6.565%, 06/12/2029		3,276	3,392,691
7.66%, 11/09/2031		563	611,728
Societe Generale SA 5.519%, 01/19/2028(e)		10,276	10,269,218
Standard Chartered PLC 7.089% (LIBOR 3 Month + 1.51%), 01/30/2027(d) (e) (f)		7,500	7,204,650
Swedbank AB Series NC5 5.625%, 09/17/2024(d) (e)		6,200	6,125,414
Truist Financial Corp. Series N 4.80%, 09/01/2024(d)		7,249	6,920,910
UBS Group AG 4.375%, 02/10/2031(d) (e)		4,958	3,939,676
6.373%, 07/15/2026(e)		1,114	1,126,655
7.00%, 02/19/2025(d) (e)		211	210,599
9.25%, 11/13/2028(d) (e)		586	626,850
9.25%, 11/13/2033(d) (e)		513	562,520
UniCredit SpA 1.982%, 06/03/2027(e)		250	229,970
2.569%, 09/22/2026(e)		3,984	3,772,529
Wells Fargo & Co. 3.35%, 03/02/2033		2,282	2,003,025
7.625%, 09/15/2028(d)		552	580,505

			169,173,266

	Principal Amount (000)		U.S. $ Value

Finance – 0.7%
Aircastle Ltd. 5.25%, 06/15/2026(d) (e)	U.S.$	1,325	$1,162,475
Aviation Capital Group LLC 4.125%, 08/01/2025(e)		1,592	1,550,608
4.875%, 10/01/2025(e)		1,315	1,292,198
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(e)		630	600,666
4.875%, 11/22/2026(e)		737	702,223
5.50%, 01/16/2025(e)		5,167	5,089,495
REC Ltd. 5.625%, 04/11/2028(e)		648	654,726
Synchrony Financial 3.95%, 12/01/2027		9,137	8,588,140

			19,640,531

Insurance – 0.7%
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(e)	EUR	6,630	7,473,569
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)		3,200	3,506,483
Hartford Financial Services Group, Inc. (The) Series ICON 7.766% (SOFR + 2.39%), 02/12/2047(e) (f)	U.S.$	3,275	2,852,427
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		4,117	4,457,887

			18,290,366

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		283	282,355
Trust Fibra Uno 4.869%, 01/15/2030(e)		4,398	4,002,180

			4,284,535

			211,388,698

Industrial – 5.7%
Basic – 1.0%
Anglo American Capital PLC 2.625%, 09/10/2030(e)		707	602,095
5.625%, 04/01/2030(e)		3,165	3,202,220
Braskem Netherlands Finance BV 4.50%, 01/10/2028(e)		3,114	2,685,047
4.50%, 01/31/2030(e)		408	321,545
8.50%, 01/12/2031(e)		4,650	4,405,782

	Principal Amount (000)		U.S. $ Value

Freeport Indonesia PT 4.763%, 04/14/2027(e)	U.S.$	964	$944,720
Glencore Funding LLC 6.375%, 10/06/2030(e)		4,828	5,174,071
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(e)		1,445	1,435,622
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(e)		2,250	2,317,500
UPL Corp. Ltd. 4.50%, 03/08/2028(e)		923	836,757
4.625%, 06/16/2030(e)		2,029	1,753,817
Vale Overseas Ltd. 3.75%, 07/08/2030		3,193	2,885,674

			26,564,850

Capital Goods – 0.0%
Regal Rexnord Corp. 6.30%, 02/15/2030(e)		1,078	1,106,632

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026		2,794	2,853,820
DirecTV Financing LLC 8.875%, 02/01/2030(e)		2,242	2,260,185
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(e)		2,691	2,556,504
Prosus NV 3.061%, 07/13/2031(e)		3,143	2,522,257
3.68%, 01/21/2030(e)		5,224	4,518,760

			14,711,526

Communications - Telecommunications – 0.1%
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(e)		1,860	1,649,839

Consumer Cyclical - Automotive – 1.2%
Ford Motor Co. 3.25%, 02/12/2032		9,159	7,585,209
6.10%, 08/19/2032		1,655	1,654,851
Ford Motor Credit Co., LLC 6.05%, 03/05/2031		3,380	3,398,455
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,660	1,376,007
2.70%, 06/10/2031		4,773	3,985,598
3.60%, 06/21/2030		832	753,251
5.85%, 04/06/2030		516	529,999
Hyundai Capital America 5.25%, 01/08/2027(e)		949	956,773
5.68%, 06/26/2028(e)		6,110	6,275,642
6.10%, 09/21/2028(e)		2,860	2,987,756
6.50%, 01/16/2029(e)		1,536	1,631,555

			31,135,096

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
PulteGroup, Inc. 6.375%, 05/15/2033	U.S.$	2,868	$3,099,275
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(e)		1,100	974,017

			4,073,292

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(e)		985	933,967
6.125%, 03/15/2032(e)		1,510	1,427,388
Tapestry, Inc. 7.70%, 11/27/2030		2,447	2,600,011
7.85%, 11/27/2033		742	793,465

			5,754,831

Consumer Non - Cyclical – 0.4%
BAT Capital Corp. 6.421%, 08/02/2033		4,709	4,924,201
7.75%, 10/19/2032		15	16,974
Philip Morris International, Inc. 5.50%, 09/07/2030		5,999	6,208,365

			11,149,540

Energy – 0.9%
Continental Resources, Inc./OK 2.875%, 04/01/2032(e)		865	706,134
5.75%, 01/15/2031(e)		1,793	1,783,497
Ecopetrol SA 4.625%, 11/02/2031		1,138	932,250
6.875%, 04/29/2030		3,520	3,415,808
8.625%, 01/19/2029		770	813,313
KazMunayGas National Co. JSC 4.75%, 04/19/2027(e)		2,107	2,049,716
5.375%, 04/24/2030(e)		3,400	3,321,800
Ovintiv, Inc. 6.50%, 02/01/2038		1,097	1,134,649
Raizen Fuels Finance SA 5.30%, 01/20/2027(e)		2,218	2,187,502
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(e)		1,918	1,572,760
Var Energi ASA 7.50%, 01/15/2028(e)		2,892	3,071,911
8.00%, 11/15/2032(e)		1,436	1,626,658

			22,615,998

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033	U.S.$	1,491	$1,555,411

Services – 0.2%
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(e)		3,810	3,969,677
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(e)	GBP	333	453,362

			4,423,039

Technology – 0.6%
Baidu, Inc. 3.425%, 04/07/2030	U.S.$	225	206,003
Entegris, Inc. 4.75%, 04/15/2029(e)		7,688	7,351,496
Lenovo Group Ltd. 3.421%, 11/02/2030(e)		509	449,773
5.831%, 01/27/2028(e)		3,434	3,498,422
Sk Hynix, Inc. 5.50%, 01/16/2029(e)		2,000	2,017,800
Western Digital Corp. 2.85%, 02/01/2029		185	158,362
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(e)		1,406	1,171,563

			14,853,419

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(e)		1,640	1,613,055

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)		507	462,979
5.875%, 07/05/2034(e)		1,459	1,435,127

			1,898,106

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(e)		4,585	4,201,006

			147,305,640

Utility – 1.1%
Electric – 1.1%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(e)		3,064	2,868,670
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(e)		2,430	2,077,396
Alexander Funding Trust II 7.467%, 07/31/2028(e)		2,973	3,140,915
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(e)		2,751	2,206,342

	Principal Amount (000)		U.S. $ Value

ComEd Financing III 6.35%, 03/15/2033	U.S.$	3,462	$3,510,295
Cometa Energia SA de CV 6.375%, 04/24/2035(e)		1,416	1,361,121
Electricite de France SA 9.125%, 03/15/2033(d) (e)		1,132	1,269,402
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(e)		222	209,978
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(e)		2,808	2,699,242
Minejesa Capital BV 4.625%, 08/10/2030(e)		1,937	1,833,099
NRG Energy, Inc. 4.45%, 06/15/2029(e)		1,127	1,068,328
7.00%, 03/15/2033(e)		992	1,046,163
Vistra Operations Co., LLC 6.95%, 10/15/2033(e)		3,770	3,993,222

			27,284,173

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(e)		667	686,276

			27,970,449

Total Corporates - Investment Grade (cost $386,313,281)			386,664,787

CORPORATES - NON-INVESTMENT GRADE – 9.0%
Industrial – 7.7%
Basic – 0.4%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(e)		277	179,792
7.50%, 09/30/2029(e)		280	133,395
ERP Iron Ore LLC 9.039%, 12/31/2019(g) (h) (i) (j) (k)		118	37,837
FMG Resources (August 2006) Pty Ltd. 6.125%, 04/15/2032(e)		3,761	3,719,742
Graphic Packaging International LLC 4.75%, 07/15/2027(e)		32	31,113
INEOS Finance PLC 7.50%, 04/15/2029(e)		1,966	1,952,730
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029(e)		2,592	2,725,255
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(e)	EUR	107	107,214
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(g) (h) (i) (j) (l)	U.S.$	1,407	0
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(e)		1,782	1,732,692

			10,619,770

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.2%
Bombardier, Inc. 6.00%, 02/15/2028(e)	U.S.$	7	$6,819
7.50%, 02/01/2029(e)		16	16,314
7.875%, 04/15/2027(e)		55	55,014
Eco Material Technologies, Inc. 7.875%, 01/31/2027(e)		2,807	2,808,319
LSB Industries, Inc. 6.25%, 10/15/2028(e) (m)		1,402	1,334,452
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(e)		5,578	1,674
Trivium Packaging Finance BV 3.75%, 08/15/2026(e)	EUR	100	105,079

			4,327,671

Communications - Media – 0.9%
Altice Financing SA 5.75%, 08/15/2029(e)	U.S.$	611	533,018
AMC Networks, Inc. 4.25%, 02/15/2029		3,809	2,938,377
Banijay Entertainment SASU 7.00%, 05/01/2029(e)	EUR	1,730	1,967,261
8.125%, 05/01/2029(e)	U.S.$	1,456	1,512,172
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(e)		688	597,301
4.50%, 06/01/2033(e)		6,459	5,294,765
4.75%, 02/01/2032(e)		519	445,105
CSC Holdings LLC 11.75%, 01/31/2029(e)		2,548	2,587,265
DISH DBS Corp. 5.25%, 12/01/2026(e)		1,033	814,562
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(e)		3,282	3,104,083
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		466	358,866
Sirius XM Radio, Inc. 3.875%, 09/01/2031(e)		264	220,266
4.00%, 07/15/2028(e)		792	719,025
Univision Communications, Inc. 8.00%, 08/15/2028(e)		3,712	3,774,399

			24,866,465

Communications - Telecommunications – 0.2%
Altice France SA/France 5.125%, 07/15/2029(e)		1,984	1,452,149
5.50%, 01/15/2028(e)		878	687,254
5.50%, 10/15/2029(e)		1,528	1,127,037
Digicel International Finance Ltd./Digicel International Holdings Ltd./Difl US 9.00%, 05/25/2027(j)		339	319,539
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(e)		1,329	1,190,718

			4,776,697

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.3%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(e)	EUR	360	$385,932
Exide Technologies 11.00%, 10/31/2024(h) (i) (j) (l) (n) (o)	U.S.$	3,206	0
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		610	554,685
IHO Verwaltungs GmbH 3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(e) (k)	EUR	623	652,728
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(e) (k)		506	591,419
PM General Purchaser LLC 9.50%, 10/01/2028(e)	U.S.$	1,509	1,524,407
Tenneco, Inc. 8.00%, 11/17/2028(e)		3,028	2,645,957
ZF North America Capital, Inc. 6.875%, 04/14/2028(e)		1,328	1,367,920
7.125%, 04/14/2030(e)		328	345,925

			8,068,973

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 4.00%, 08/01/2028(e)		1,841	1,704,711
5.75%, 03/01/2027(e)		2,598	2,559,108
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(e)		8,053	8,038,183
Lindblad Expeditions LLC 6.75%, 02/15/2027(e)		779	778,587
NCL Corp., Ltd. 8.125%, 01/15/2029(e)		4,400	4,615,380
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(e)		82	81,179
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)		4,017	4,053,193
Six Flags Entertainment Corp. 7.25%, 05/15/2031(e)		1,570	1,601,432
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		1,057	1,020,586
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(e)		1,376	1,339,687
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		75	71,773

			25,863,819

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(e)	U.S.$	514	$512,191
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(e)		1,846	1,799,130
Caesars Entertainment, Inc. 6.50%, 02/15/2032(e)		1,376	1,389,540
Cirsa Finance International SARL 6.50%, 01/30/2029(e)	EUR	901	971,277
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(e)	U.S.$	140	124,237
5.00%, 06/01/2029(e)		1,864	1,722,373
6.625%, 01/15/2032(e)		3,344	3,352,393
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		846	829,368

			10,700,509

Consumer Cyclical - Retailers – 0.5%
Arko Corp. 5.125%, 11/15/2029(e)		845	744,580
Bath & Body Works, Inc. 6.75%, 07/01/2036 704			694,271
6.875%, 11/01/2035		2,210	2,209,868
9.375%, 07/01/2025(e)		185	194,431
FirstCash, Inc. 5.625%, 01/01/2030(e)		66	62,985
Kontoor Brands, Inc. 4.125%, 11/15/2029(e)		2,225	2,019,966
LCM Investments Holdings II LLC 8.25%, 08/01/2031(e)		2,067	2,120,019
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(e)		480	465,787
Sonic Automotive, Inc. 4.875%, 11/15/2031(e)		753	658,935
Staples, Inc. 7.50%, 04/15/2026(e)		2,956	2,775,329

			11,946,171

Consumer Non-Cyclical – 0.8%
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(e)		7,165	7,456,615
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(e)		2,079	1,429,624
DaVita, Inc. 4.625%, 06/01/2030(e)		5,479	4,846,395
Embecta Corp. 5.00%, 02/15/2030(e)		1,087	889,351

	Principal Amount (000)		U.S. $ Value

Fortrea Holdings, Inc. 7.50%, 07/01/2030(e)	U.S.$	816	$829,480
Garden Spinco Corp. 8.625%, 07/20/2030(e)		1,594	1,705,883
Legacy LifePoint Health LLC 4.375%, 02/15/2027(e)		695	651,785
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(e)		1,717	1,476,483
US Acute Care Solutions LLC 6.375%, 03/01/2026(e)		1,383	1,208,396

			20,494,012

Energy – 1.7%
CITGO Petroleum Corp. 7.00%, 06/15/2025(e)		2,880	2,877,005
8.375%, 01/15/2029(e)		6,469	6,726,854
Civitas Resources, Inc. 8.375%, 07/01/2028(e)		2,280	2,397,534
8.75%, 07/01/2031(e)		2,213	2,359,346
CNX Resources Corp. 6.00%, 01/15/2029(e)		437	422,256
Crescent Energy Finance LLC 9.25%, 02/15/2028(e)		1,214	1,266,663
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(e)		826	819,739
EQM Midstream Partners LP 4.75%, 01/15/2031(e)		538	502,013
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		3,367	3,375,283
8.00%, 01/15/2027		537	542,198
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,924	1,907,569
Gulfport Energy Corp. 8.00%, 05/17/2026(e)		580	584,598
8.00%, 05/17/2026		3	2,940
Nabors Industries Ltd. 7.50%, 01/15/2028(e)		515	471,276
New Fortress Energy, Inc. 6.50%, 09/30/2026(e)		4,783	4,632,192
6.75%, 09/15/2025(e)		1,781	1,759,165
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(e)		1,336	1,343,201
8.375%, 02/15/2032(e)		1,670	1,682,625
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033(e)		596	505,748
4.125%, 08/15/2031(e)		486	430,231
6.25%, 01/15/2030(e)		628	629,275
Venture Global LNG, Inc. 8.125%, 06/01/2028(e)		1,342	1,357,715

	Principal Amount (000)		U.S. $ Value

8.375%, 06/01/2031(e)	U.S.$	1,340	$1,356,871
9.50%, 02/01/2029(e)		2,886	3,065,856
9.875%, 02/01/2032(e)		2,881	3,028,536

			44,046,689

Other Industrial – 0.1%
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)		2,682	2,656,494

Services – 0.5%
ADT Security Corp. (The) 4.875%, 07/15/2032(e)		90	82,546
ANGI Group LLC 3.875%, 08/15/2028(e)		458	393,486
APX Group, Inc. 5.75%, 07/15/2029(e)		2,079	1,974,281
Cars.com, Inc. 6.375%, 11/01/2028(e)		2,427	2,368,995
Millennium Escrow Corp. 6.625%, 08/01/2026(e)		3,319	2,136,772
Monitronics International, Inc. 9.125%, 04/01/2020(g) (h) (i) (j) (n)		1,835	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(e)		2,960	2,353,733
Neptune Bidco US, Inc. 9.29%, 04/15/2029(e)		2,658	2,537,779
Wand NewCo 3, Inc. 7.625%, 01/30/2032(e)		1,344	1,388,298

			13,235,890

Technology – 0.2%
Entegris, Inc. 5.95%, 06/15/2030(e)		2,001	1,975,687
NCR Voyix Corp. 5.125%, 04/15/2029(e)		1,017	956,977
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(e)		687	586,286
Virtusa Corp. 7.125%, 12/15/2028(e)		947	834,439

			4,353,389

Transportation - Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(e)		1,668	1,092,265

Transportation - Services – 0.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(e)		842	830,035
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00%, 02/15/2031(e)		3,650	3,641,459

	Principal Amount (000)		U.S. $ Value

BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(e)	EUR	264	$264,503
Loxam SAS 4.50%, 02/15/2027(e)		2,338	2,514,423
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	5,559	5,237,659
PROG Holdings, Inc. 6.00%, 11/15/2029(e)		304	279,084

			12,767,163

			199,815,977

Financial Institutions – 0.9%
Banking – 0.1%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(e)		683	688,799
9.75%, 03/15/2029(e)		2,904	2,906,410

			3,595,209

Brokerage – 0.3%
Aretec Group, Inc. 10.00%, 08/15/2030(e)		2,053	2,228,798
Osaic Holdings, Inc. 10.75%, 08/01/2027(e)		4,330	4,448,079

			6,676,877

Finance – 0.4%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(e)		1,799	1,707,647
Curo Group Holdings Corp. 7.50%, 08/01/2028(e)		3,057	1,205,559
18.00%, 08/01/2028(h) (j)		716	604,073
Enova International, Inc. 11.25%, 12/15/2028(e)		3,510	3,668,231
GGAM Finance Ltd. 7.75%, 05/15/2026(e)		1,041	1,062,007
8.00%, 02/15/2027(e)		186	191,623
8.00%, 06/15/2028(e)		1,561	1,626,983

			10,066,123

Insurance – 0.1%
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(e) (k)		1,789	1,806,134
HUB International Ltd. 7.25%, 06/15/2030(e)		1,237	1,271,463

			3,077,597

	Principal Amount (000)		U.S. $ Value

REITs – 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(e)	U.S.$	320	$283,389

			23,699,195

Utility – 0.4%
Electric – 0.3%
NRG Energy, Inc. 3.875%, 02/15/2032(e)		313	267,108
10.25%, 03/15/2028(d) (e)		782	823,415
Vistra Corp. 7.00%, 12/15/2026(d) (e)		3,399	3,312,359
8.00%, 10/15/2026(d) (e)		4,113	4,127,601

			8,530,483

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		654	626,702
5.875%, 08/20/2026		488	471,823

			1,098,525

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(e)		1,318	1,326,448

			10,955,456

Total Corporates - Non-Investment Grade (cost $245,328,459)			234,470,628

COLLATERALIZED LOAN OBLIGATIONS – 3.0%
CLO - Floating Rate – 3.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.578% (SOFR + 2.26%), 04/17/2033(e) (f)		9,437	9,293,586
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 8.629% (SOFR + 3.31%), 07/20/2034(e) (f)		2,750	2,624,515
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 7.336% (SOFR + 2.01%), 04/26/2031(e) (f)		5,300	5,275,922
CBAM Ltd. Series 2018-7A, Class B1 7.179% (SOFR + 1.86%), 07/20/2031(e) (f)		1,996	1,990,637
CIFC Funding Ltd. Series 2020-4A, Class D 8.976% (SOFR + 3.66%), 01/15/2034(e) (f)		300	300,171

	Principal Amount (000)		U.S. $ Value

Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.178% (SOFR + 3.86%), 01/17/2034(e) (f)	U.S.$	2,000	$2,000,670
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.528% (SOFR + 2.21%), 04/17/2033(e) (f)		1,480	1,462,314
Series 2020-78A, Class D 8.578% (SOFR + 3.26%), 04/17/2033(e) (f)		6,824	6,764,181
Elevation CLO Ltd. Series 2020-11A, Class D1 9.426% (SOFR + 4.11%), 04/15/2033(e) (f)		4,490	4,471,205
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.664% (SOFR + 3.35%), 04/15/2035(e) (f)		6,350	6,167,069
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 7.214% (SOFR + 1.89%), 04/26/2031(e) (f)		5,300	5,269,758
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 7.379% (SOFR + 2.06%), 07/21/2031(e) (f)		1,826	1,821,950
Magnetite XXV Ltd. Series 2020-25A, Class D 8.886% (SOFR + 3.56%), 01/25/2032(e) (f)		3,000	3,001,728
Northwoods Capital XII-B Ltd. Series 2018-12BA, Class B 7.496% (SOFR + 2.11%), 06/15/2031(e) (f)		1,350	1,336,724
OCP CLO Ltd. Series 2021-21A, Class D 8.529% (SOFR + 3.21%), 07/20/2034(e) (f)		4,750	4,700,343
OZLM VII Ltd. Series 2014-7RA, Class CR 8.578% (SOFR + 3.26%), 07/17/2029(e) (f)		1,000	1,000,344
OZLM XVIII Ltd. Series 2018-18A, Class B 7.126% (SOFR + 1.81%), 04/15/2031(e) (f)		5,450	5,411,921
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.618% (SOFR + 3.30%), 04/20/2035(e) (f)		4,423	4,388,279

	Principal Amount (000)		U.S. $ Value

Regatta XXIV Funding Ltd. Series 2021-5A, Class D 8.679% (SOFR + 3.36%), 01/20/2035(e) (f)	U.S.$	7,500	$7,504,582
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.829% (SOFR + 3.51%), 07/20/2034(e) (f)		950	946,367
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 8.629% (SOFR + 3.31%), 10/20/2034(e) (f)		3,250	3,250,605

Total Collateralized Loan Obligations (cost $79,725,449)			78,982,871

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non-Agency Fixed Rate CMBS – 1.4%
BANK Series 2020-BN25, Class XA 0.989%, 01/15/2063(p)		62,681	2,512,708
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.986%, 07/15/2049		372	347,470
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.468%, 05/15/2052(p)		10,457	549,337
CD Mortgage Trust Series 2017-CD3, Class XA 1.104%, 02/10/2050(p)		13,456	286,844
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.76%, 05/10/2058(p)		11,832	295,858
Commercial Mortgage Trust Series 2014-CR15, Class XA 0.446%, 02/10/2047(p)		241	2
Series 2015-CR27, Class XA 1.05%, 10/10/2048(p)		5,997	67,781
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	861,968
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.298%, 08/10/2044(e)		375	277,064
Series 2011-GC5, Class D 5.298%, 08/10/2044(e)		4,025	1,451,957
Series 2016-GS3, Class XA 1.311%, 10/10/2049(p)		29,239	685,836
Series 2019-GC39, Class XA 1.294%, 05/10/2052(p)		13,999	570,641
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,534,564
Series 2014-C24, Class C 4.513%, 11/15/2047		5,869	4,653,888

	Principal Amount (000)		U.S. $ Value

JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 1.053%, 11/13/2052(p)	U.S.$	36,749	$1,377,503
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class E 3.898%, 12/15/2047(e)		7,500	5,587,500
Series 2012-LC9, Class G 3.898%, 12/15/2047(e)		831	448,589
Series 2016-JP2, Class XA 1.938%, 08/15/2049(p)		13,548	429,856
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	241,406
LCCM Series 2017-LC26, Class XA 1.683%, 07/12/2050(e) (p)		32,162	1,217,348
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.944%, 05/15/2046(e)		680	485,316
Series 2014-C18, Class C 4.604%, 10/15/2047		4,408	4,221,892
Series 2015-C22, Class XA 1.136%, 04/15/2048(p)		11,015	69,777
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.684%, 06/15/2050(p)		6,676	252,080
Series 2019-C16, Class XA 1.688%, 04/15/2052(p)		14,029	728,208
Series 2019-C18, Class XA 1.137%, 12/15/2052(p)		42,921	1,661,442
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(e)		1,033	957,938
Series 2013-C5, Class C 3.87%, 03/10/2046(e)		782	651,188
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.424%, 04/15/2050(p)		7,278	68,506
Series 2016-C36, Class XA 1.30%, 11/15/2059(p)		40,771	968,197
Series 2016-LC24, Class XA 1.748%, 10/15/2049(p)		25,764	815,826
Series 2016-LC25, Class XA 0.965%, 12/15/2059(p)		16,468	307,979
Series 2019-C52, Class XA 1.748%, 08/15/2052(p)		18,590	1,107,094
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 5.145%, 06/15/2044(e)		489	353,000
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	132,067

			36,178,630

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.7%
BFLD Trust Series 2019-DPLO, Class E 7.688% (SOFR + 2.35%), 10/15/2034(e) (f)	U.S.$	11,227	$11,114,730
Great Wolf Trust Series 2019-WOLF, Class D 7.581% (SOFR + 2.25%), 12/15/2036(e) (f)		5,005	4,983,103
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 9.945% (SOFR + 4.59%), 05/15/2036(e) (f)		1,651	1,558,171

			17,656,004

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.127%, 11/16/2045(p)		86	1

Total Commercial Mortgage-Backed Securities (cost $61,670,949)			53,834,635

EMERGING MARKETS - CORPORATE BONDS – 2.0%
Industrial – 1.7%
Basic – 0.6%
Braskem Idesa SAPI 6.99%, 02/20/2032(e)		4,072	2,653,163
7.45%, 11/15/2029(e)		3,551	2,453,563
CSN Inova Ventures 6.75%, 01/28/2028(e)		1,286	1,231,345
CSN Resources SA 4.625%, 06/10/2031(e)		2,693	2,171,231
Eldorado Gold Corp. 6.25%, 09/01/2029(e)		2,385	2,265,917
JSW Steel Ltd. 3.95%, 04/05/2027(e)		857	795,939
5.05%, 04/05/2032(e)		1,441	1,271,683
Stillwater Mining Co. 4.50%, 11/16/2029(e)		891	698,878
Volcan Cia Minera SAA 4.375%, 02/11/2026(e)		1,565	892,050

			14,433,769

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 5.50%, 01/14/2032(e)		1,780	1,521,366
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(e)		433	376,169

			1,897,535

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(e)	U.S.$	247	$233,235
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(j) (l)		90	1,346

			234,581

Consumer Cyclical - Other – 0.2%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(e)		1,264	1,290,456
MGM China Holdings Ltd. 5.25%, 06/18/2025(e)		895	870,108
5.375%, 05/15/2024(e)		569	566,229
5.875%, 05/15/2026(e)		598	581,160
Studio City Co., Ltd. 7.00%, 02/15/2027(e)		336	332,010
Studio City Finance Ltd. 6.50%, 01/15/2028(e)		998	923,150
Wynn Macau Ltd. 5.50%, 01/15/2026(e)		1,168	1,128,580

			5,691,693

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(e)		253	238,452
MARB BondCo PLC 3.95%, 01/29/2031(e)		6,489	5,152,266
Tonon Luxembourg SA 6.50%, 10/31/2024(i) (l) (o)		871	87
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(e)		609	596,249
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (h) (i) (j) (l)		4,738	474
10.875%, 01/13/2020(g) (h) (i) (j) (l)		750	75
11.75%, 02/09/2022(g) (h) (i) (j) (l)		1,690	169

			5,987,772

Energy – 0.5%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(e)		2,162	2,061,878
Canacol Energy Ltd. 5.75%, 11/24/2028(e)		1,797	1,232,041
Geopark Ltd. 5.50%, 01/17/2027(e)		1,611	1,428,756
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(e)		1,925	1,886,500

	Principal Amount (000)		U.S. $ Value

Kosmos Energy Ltd. 7.50%, 03/01/2028(e)	U.S.$	1,388	$1,283,900
Leviathan Bond Ltd. 6.125%, 06/30/2025(e)		1,763	1,694,465
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(e)		1,680	1,717,800
ReNew Pvt Ltd. 5.875%, 03/05/2027(e)		200	193,520
SEPLAT Energy PLC 7.75%, 04/01/2026(e)		737	679,882
SierraCol Energy Andina LLC 6.00%, 06/15/2028(e)		2,098	1,755,108

			13,933,850

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(e)		1,397	1,304,449

			43,483,649

Utility – 0.3%
Electric – 0.3%
AES Andes SA 6.35%, 10/07/2079(e)		1,816	1,712,797
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(e)		1,080	1,116,504
India Clean Energy Holdings 4.50%, 04/18/2027(e)		2,686	2,409,006
Investment Energy Resources Ltd. 6.25%, 04/26/2029(e)		1,306	1,236,103
Terraform Global Operating LP 6.125%, 03/01/2026(e)		289	285,650

			6,760,060

Other Utility – 0.0%
Aegea Finance SARL 9.00%, 01/20/2031(e)		433	455,516

			7,215,576

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(e) (k) (m)		4,135	165,415
5.25%, 12/27/2033(e) (k) (m)		1,363	61,353

			226,768

REITs – 0.0%
Yango Justice International Ltd. 7.50%, 02/17/2025(e) (i) (o)		665	1,662
8.25%, 11/25/2023(e) (g) (i)		400	1,000

	Principal Amount (000)		U.S. $ Value

10.25%, 09/15/2022(g) (i)	U.S.$	215	$538

			3,200

			229,968

Total Emerging Markets - Corporate Bonds (cost $68,048,553)			50,929,193

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.9%
Risk Share Floating Rate – 1.5%
Bellemeade Re Ltd. Series 2019-1A, Class M2 8.15% (SOFR + 2.81%), 03/25/2029(e) (f)		815	820,401
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 8.845% (SOFR + 3.50%), 03/25/2042(e) (f)		2,657	2,796,394
Series 2023-R05, Class 1M1 7.244% (SOFR + 1.90%), 06/25/2043(e) (f)		5,127	5,191,033
Series 2023-R07, Class 2M1 7.294% (SOFR + 1.95%), 09/25/2043(e) (f)		3,428	3,465,122
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class B 13.009% (SOFR + 7.66%), 12/25/2027(f)		1,259	1,320,063
Series 2015-DNA3, Class B 14.809% (SOFR + 9.46%), 04/25/2028(f)		2,453	2,675,079
Series 2015-HQA1, Class B 14.259% (SOFR + 8.91%), 03/25/2028(f)		1,569	1,626,004
Series 2016-DNA1, Class B 15.459% (SOFR + 10.11%), 07/25/2028(f)		2,211	2,431,486
Series 2023-HQA2, Class M1A 7.345% (SOFR + 2.00%), 06/25/2043(e) (f)		3,339	3,368,688
Series 2023-HQA3, Class A1 7.195% (SOFR + 1.85%), 11/25/2043(e) (f)		1,879	1,909,580
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 11.009% (SOFR + 5.66%), 04/25/2028(f)		837	868,674
Series 2016-C01, Class 2M2 12.409% (SOFR + 7.06%), 08/25/2028(f)		294	306,919
Series 2016-C02, Class 1M2 11.459% (SOFR + 6.11%), 09/25/2028(f)		1,343	1,404,312

	Principal Amount (000)		U.S. $ Value

Series 2016-C05, Class 2B 16.21% (SOFR + 10.86%), 01/25/2029(f)	U.S.$	2,736	$3,122,825
Series 2016-C07, Class 2B 14.959% (SOFR + 9.61%), 05/25/2029(f)		1,187	1,337,425
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.709% (SOFR + 4.36%), 11/25/2024(e) (f)		310	317,839
Series 2015-CH1, Class M2 10.959% (SOFR + 5.61%), 10/25/2025(e) (f)		570	581,634
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.201% (SOFR + 3.86%), 05/30/2025(e) (f)		1,182	1,182,680
Series 2019-3R, Class A 9.159% (SOFR + 3.81%), 11/27/2031(e) (f)		320	319,840
Series 2020-1R, Class A 8.809% (SOFR + 3.46%), 02/25/2025(e) (f)		1,590	1,581,247
Triangle Re Ltd. Series 2021-3, Class M1A 7.245% (SOFR + 1.90%), 02/25/2034(e) (f)		1,058	1,058,853
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.709% (SOFR + 5.36%), 11/25/2025(e) (f)		208	212,216

			37,898,314

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 1.74% (7.09% - SOFR), 02/15/2036(f) (q)		739	103,789
Series 3856, Class KS 1.09% (6.44% - SOFR), 05/15/2041(f) (q)		4,180	490,379
Series 4248, Class SL 0.59% (5.94% - SOFR), 05/15/2041(f) (q)		425	33,861
Series 4372, Class JS 0.64% (5.99% - SOFR), 08/15/2044(f) (q)		2,395	262,260
Series 4570, Class ST 0.54% (5.89% - SOFR), 04/15/2046(f) (q)		1,104	130,305
Series 4735, Class SA 0.74% (6.09% - SOFR), 12/15/2047(f) (q)		5,385	654,000
Series 4763, Class SB 1.54% (6.89% - SOFR), 03/15/2048(f) (q)		7,535	1,218,366
Series 4774, Class BS 0.74% (6.09% - SOFR), 02/15/2048(f) (q)		3,712	495,945

	Principal Amount (000)		U.S. $ Value

Series 4774, Class SL 0.74% (6.09% - SOFR), 04/15/2048(f) (q)	U.S.$	5,105	$628,877
Series 4927, Class SJ 0.591% (5.94% - SOFR), 11/25/2049(f) (q)		2,086	207,396
Federal National Mortgage Association REMICs Series 2013-4, Class ST 0.691% (6.04% - SOFR), 02/25/2043(f) (q)		1,675	197,920
Series 2014-88, Class BS 0.691% (6.04% - SOFR), 01/25/2045(f) (q)		1,279	147,005
Series 2015-90, Class SA 0.691% (6.04% - SOFR), 12/25/2045(f) (q)		11,540	1,349,398
Series 2016-69, Class DS 0.641% (5.99% - SOFR), 10/25/2046(f) (q)		15,395	1,212,931
Series 2017-49, Class SP 0.691% (6.04% - SOFR), 07/25/2047(f) (q)		1,539	192,392
Series 2018-32, Class SB 0.741% (6.09% - SOFR), 05/25/2048(f) (q)		2,925	372,105
Series 2018-45, Class SL 0.741% (6.09% - SOFR), 06/25/2048(f) (q)		2,158	279,239
Series 2018-57, Class SL 0.741% (6.09% - SOFR), 08/25/2048(f) (q)		5,780	830,567
Series 2018-58, Class SA 0.741% (6.09% - SOFR), 08/25/2048(f) (q)		2,775	345,589
Series 2018-59, Class HS 0.741% (6.09% - SOFR), 08/25/2048(f) (q)		6,590	912,621
Series 2019-25, Class SA 0.591% (5.94% - SOFR), 06/25/2049(f) (q)		2,675	314,871
Series 2019-60, Class SJ 0.591% (5.94% - SOFR), 10/25/2049(f) (q)		2,482	310,828

			10,690,644

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		824	448,241

	Principal Amount (000)		U.S. $ Value

CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037	U.S.$	437	$202,254
Series 2007-HY4, Class 1A1 4.43%, 09/25/2047		143	123,393
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.392%, 03/25/2037		75	62,059
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.886%, 12/28/2037		469	403,197

			1,239,144

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.70% (SOFR + 0.36%), 04/25/2037(f)		319	74,787
Lehman XS Trust Series 2007-10H, Class 2AIO 1.533% (6.89% - SOFR), 07/25/2037(f) (q)		174	15,925

			90,712

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2016-26, Class IO 5.00%, 05/25/2046(p)		299	43,132

Total Collateralized Mortgage Obligations (cost $47,296,330)			49,961,946

BANK LOANS – 1.5%
Industrial – 1.2%
Capital Goods – 0.1%
Apex Tool Group LLC 10.687% (SOFR 1 Month + 5.25%), 02/08/2029(r)		1,871	1,646,673
Chariot Buyer LLC 8.683% (SOFR 1 Month + 3.25%), 11/03/2028(r)		225	222,677

			1,869,350

Communications – Media – 0.1%
Coral-US Co-Borrower LLC 8.448% (SOFR 1 Month + 3.00%), 10/15/2029(r)		1,046	1,033,686
DirecTV Financing LLC 10.580% (SOFR 3 Month + 5.00%), 08/02/2029(r)		1,818	1,816,318

			2,850,004

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Zacapa SARL 9.348% (SOFR 3 Month + 4.00%), 03/22/2029(r)	U.S.$	3,249	$3,231,619

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.813% (SOFR 3 Month + 4.50%), 04/30/2028(j) (r)		1,343	1,342,857

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.206% (SOFR 1 Month + 2.75%), 12/15/2027(r)		535	533,073

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group LLC 9.197% (SOFR 1 Month + 3.75%), 03/06/2028(r)		1,174	1,170,125

Consumer Non-Cyclical – 0.1%
PetSmart LLC 9.183% (SOFR 1 Month + 3.75%), 02/11/2028(r)		4,261	4,235,910

Energy – 0.3%
GIP II Blue Holding, LP 9.970% (SOFR 1 Month + 4.50%), 09/29/2028(r)		2,855	2,854,033
Parkway Generation LLC 10.320% (SOFR 3 Month + 4.75%), 02/18/2029(r)		4,480	4,409,183

			7,263,216

Other Industrial – 0.1%
Dealer Tire Financial LLC 9.082% (SOFR 1 Month + 3.75%), 12/14/2027(r)		1,280	1,278,890
Rockwood Service Corporation 9.697% (SOFR 1 Month + 4.25%), 01/23/2027(r)		172	171,914

			1,450,804

Technology – 0.3%
Amentum Government Services Holdings LLC 9.447% (SOFR 1 Month + 4.00%), 01/29/2027(r)		434	433,981
Ascend Learning LLC 11.183% (SOFR 1 Month + 5.75%), 12/10/2029(r)		930	857,348
Boxer Parent Company, Inc. 9.598% (SOFR 3 Month + 4.25%), 12/29/2028(r)		3,344	3,345,548

	Principal Amount (000)		U.S. $ Value

FINThrive Software Intermediate Holdings, Inc. 12.201% (SOFR 1 Month + 6.75%), 12/17/2029(r)	U.S.$	580	$348,725
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(i) (j) (o) (r)		4,133	36,166
Peraton Corp. 9.183% (SOFR 1 Month + 3.75%), 02/01/2028(r)		1,580	1,576,334
Presidio Holdings, Inc. 8.913% (SOFR 3 Month + 3.50%), 01/22/2027(r)		1,542	1,540,367
8.933% (SOFR 1 Month + 3.50%), 01/22/2027(r)		48	47,725

			8,186,194

			32,133,152

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.934% (SOFR 6 Month + 4.50%), 12/11/2028(r)		372	373,175

Insurance – 0.2%
Asurion LLC 9.683% (SOFR 1 Month + 4.25%), 08/19/2028(r)		1,697	1,676,198
Hub International Limited 9.587% (SOFR 1 Month + 4.25%), 06/20/2030(r)		1,654	1,653,896

			3,330,094

			3,703,269

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 9.197% (SOFR 1 Month + 3.75%), 11/09/2026(r)		3,493	3,477,748

Total Bank Loans (cost $43,753,273)			39,314,169

AGENCIES – 1.2%
Agency Debentures – 1.2%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,705,707
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(s) 10,400			12,026,910
6.75%, 03/15/2031		4,000	4,662,500
Series GDIF 6.75%, 09/15/2029		4,606	5,256,140

Total Agencies (cost $34,212,330)			31,651,257

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 0.8%
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(e)	U.S.$	804	$795,291
Series 2023-A, Class 1A 6.61%, 01/18/2028(e) 250			251,289
Series 2023-A, Class A 6.61%, 01/18/2028(e)		9,617	9,666,589
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(e)		4,142	4,124,232
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-20, Class PT (20.034)%, 11/16/2043(l)		5	5,293
Series 2019-36, Class PT 10.661%, 10/17/2044(l)		89	86,722
Pagaya AI Debt Trust Series 2022-6, Class A4 44.443%, 05/15/2030(e) (j)		80	103,333
Series 2023-1, Class A 7.556%, 07/15/2030(e)		2,044	2,053,225
Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(e)		4,299	4,333,508

			21,419,482

Autos - Fixed Rate – 0.3%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(e)		300	300,010
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(e)		2,970	2,869,174
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(e)		5,097	5,124,950

			8,294,134

Total Asset-Backed Securities (cost $29,753,022)			29,713,616

EMERGING MARKETS - SOVEREIGNS – 1.1%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(e)		6,169	5,351,608

Dominican Republic – 0.4%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		5,298	4,829,127
6.875%, 01/29/2026(e)		4,928	5,004,384

			9,833,511

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(e) (s)	U.S.$	1,766	$1,587,634

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	1,195	1,081,578
5.75%, 12/31/2032(e) (m)	U.S.$	1,049	1,008,658
6.375%, 03/03/2028(e)		1,377	1,340,854

			3,431,090

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(e)		1,680	1,541,400

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(e) (i) (o)		507	28,899
6.85%, 03/23/2027(e) (i) (o)		1,053	60,021
Series G 6.60%, 11/27/2026(e) (i) (o)		1,284	73,188

			162,108

Nigeria – 0.0%
Nigeria Government International Bond
6.125%, 09/28/2028(e)		233	202,419
7.143%, 02/23/2030(e)		211	184,097
7.875%, 02/16/2032(e)		226	196,055

			582,571

Senegal – 0.2%
Senegal Government International Bond
4.75%, 03/13/2028(e)	EUR	1,465	1,446,673
6.25%, 05/23/2033(e)	U.S.$	5,158	4,448,775

			5,895,448

Ukraine – 0.0%
Ukraine Government International Bond 7.253%, 03/15/2035(e) (m)		1,964	444,355

Total Emerging Markets - Sovereigns (cost $35,117,790)			28,829,725

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(e)		480	456,814
5.95%, 01/08/2034(e)		832	830,086

			1,286,900

	Principal Amount (000)		U.S. $ Value

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(e)	U.S.$	1,330	$1,344,963

Indonesia – 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 05/15/2025(e)		2,044	2,012,701

Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(e)		4,031	3,786,620
Petroleos Mexicanos 5.95%, 01/28/2031 5,321			4,161,022
6.49%, 01/23/2027		1,455	1,368,355
6.50%, 03/13/2027		587	549,432
6.70%, 02/16/2032		3,060	2,483,037

			12,348,466

South Africa – 0.0%
Transnet SOC Ltd. 8.25%, 02/06/2028(e)		1,294	1,300,600

Ukraine – 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028(l) (m)		2,168	1,159,880
State Agency of Roads of Ukraine 6.25%, 06/24/2030(l) (m)		7,856	1,948,288

			3,108,168

Total Quasi-Sovereigns (cost $28,146,976)			21,401,798

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
Texas Transportation Commission State Highway Fund Series 2010-B 5.178%, 04/01/2030 2,560			2,631,164
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(l)		6,915	6,238,742

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,869,906

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		864	689,472
8.00%, 11/14/2035		1,493	1,569,143

			2,258,615

	Principal Amount (000)		U.S. $ Value

Panama – 0.2%
Panama Government International Bond 6.875%, 01/31/2036	U.S.$	677	$651,680
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,726,235

			5,377,915

Total Governments - Sovereign Bonds (cost $8,125,102)			7,636,530

	Shares

COMMON STOCKS – 0.2%
Consumer Staples – 0.1%
Household Products – 0.1%
Southeastern Grocers, Inc. NPV(h) (i) (j)		71,086	1,812,693

Financials – 0.1%
Banks – 0.1%
Nordic Aviation Capital DAC(h) (i) (j)		103,735	1,659,760

Financial Services – 0.0%
Paysafe Ltd.(i)		8,409	125,126

			1,784,886

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(i) (j)		29,486	737,150

Diversified Consumer Services – 0.0%
Paysafe AG Tracker(i) (j)		61,303	0

Internet & Catalog Retail – 0.0%
GOLO Mobile, Inc.(h) (i) (j)		30,264	0

			737,150

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		1,497,659	213,600
Gulfport Energy Corp.(i)		110	13,959
SandRidge Energy, Inc.		105	1,533

			229,092

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(h) (i) (j)		497	161,525

Total Common Stocks (cost $6,590,609)			4,725,346

	Shares		U.S. $ Value

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Auto Components – 0.1%
Exide International Holdings LP 0.00%(e) (h) (i) (j) (cost $2,325,936)		3,093	$2,669,259

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 3.8%
U.S. Treasury Bills – 2.4%
U.S. Treasury Bill Zero Coupon, 02/28/2024	U.S.$	26,100	25,993,121
Zero Coupon, 03/14/2024		19,000	18,882,849
Zero Coupon, 03/28/2024		17,955	17,808,228

Total U.S. Treasury Bills (cost $62,682,006)			62,684,198

	Shares

Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(t) (u) (v) (cost $35,693,813)		35,693,813	35,693,813

Total Short-Term Investments (cost $98,375,819)			98,378,011

Total Investments – 119.0% (cost $3,125,481,338)(w)			3,095,868,779
Other assets less liabilities – (19.0)%			(494,235,544)

Net Assets – 100.0%			$2,601,633,235

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Long Gilt Futures	12	March 2024	$1,520,304	$68,143
U.S. 10 Yr Ultra Futures	1,028	March 2024	120,147,500	4,252,372
U.S. Long Bond (CBT) Futures	1,198	March 2024	146,567,813	6,768,941
U.S. T-Note 5 Yr (CBT) Futures	4,686	March 2024	507,918,469	9,151,518
U.S. T-Note 10 Yr (CBT) Futures	1,474	March 2024	165,571,656	3,041,042
U.S. Ultra Bond (CBT) Futures	1,189	March 2024	153,641,094	7,095,727
Sold Contracts
Euro Buxl 30 Yr Bond Futures	13	March 2024	1,932,595	(62,391)
Euro-BOBL Futures	14	March 2024	1,793,336	(20,179)
Euro-Bund Futures	48	March 2024	7,047,030	(97,051)
Euro-Schatz Futures	88	March 2024	10,098,841	(38,657)
U.S. T-Note 2 Yr (CBT) Futures	3,548	March 2024	729,668,375	(5,217,438)

				$24,942,027

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	2,911	USD	2,179	03/15/2024	$12,420
Citibank, NA	USD	1,978	AUD	2,998	04/18/2024	(6,035)
NatWest Markets PLC	EUR	18,145	USD	19,961	03/14/2024	318,410

						$324,795

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 40, 5 Year Index, 12/20/2028*	(1.00)%	Quarterly	0.68%	USD	104,760	$(1,575,301)	$(786,536)	$(788,765)
Sale Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00	Quarterly	3.61	USD	347	21,239	2,011	19,228
CDX-NAIG Series 41, 5 Year Index, 12/20/2028*	1.00	Quarterly	0.56	USD	104,760	2,134,355	1,330,036	804,319

						$580,293	$545,511	$34,782

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,371	$(172,792)	$(309,290)	$136,498
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,029	(129,608)	(231,993)	102,385
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	548	(69,082)	(134,895)	65,813
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	529	(66,696)	(77,134)	10,438

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	75	$(9,443)	$(4,314)	$(5,129)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	297	(37,421)	(30,627)	(6,794)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	462	(58,199)	(37,298)	(20,901)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	706	(88,986)	(65,495)	(23,491)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	909	(114,593)	(83,813)	(30,780)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,309	(290,993)	(215,957)	(75,036)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,414	(556,205)	(402,922)	(153,283)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,414	(556,205)	(402,922)	(153,283)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,170	(525,476)	(328,564)	(196,912)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,417	(556,611)	(253,030)	(303,581)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	620	(78,161)	(70,090)	(8,071)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,258	(536,591)	(469,590)	(67,001)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,077	(513,719)	(611,539)	97,820
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,920	(367,990)	(431,847)	63,857
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,982	(249,730)	(210,228)	(39,502)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,385	$(174,596)	$(79,765)	$(94,831)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,085	(262,708)	(163,438)	(99,270)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,407	(555,389)	(453,508)	(101,881)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	253	(31,834)	(19,207)	(12,627)

						$(6,003,028)	$(5,087,466)	$(915,562)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2024
HSBC Securities (USA), Inc.†	USD	11,882	5.10%	—	$11,989,730
Nomura Holdings, Inc.†	USD	1,316	3.50%	—	1,323,672

					$13,313,402

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Agencies	$11,989,730	$—	$—	$—	$11,989,730
Emerging Markets - Sovereigns	1,323,672	—	—	—	1,323,672

Total	$13,313,402	$—	$—	$—	$13,313,402

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $684,995,053 or 26.3% of net assets.

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(g)	Defaulted matured security.
(h)	Fair valued by the Adviser.
(i)	Non-income producing security.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2024.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of January 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-20, Class PT (20.034)%, 11/16/2043	09/27/2018	$5,532	$5,293	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 10.661%, 10/17/2044	09/04/2019	89,374	86,722	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	7,509	1,346	0.00%
Exide Technologies 11.00%, 10/31/2024	06/21/2019-10/26/2020	692,006	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,788	0	0.00%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028	11/04/2019	2,168,000	1,159,880	0.04%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	7,856,000	1,948,288	0.07%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013-10/31/2021	1,804,783	87	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013-01/27/2014	3,510,948	474	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	75	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014-02/03/2014	916,308	169	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000	6,238,742	0.24%

(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(n)	Escrow shares.
(o)	Defaulted.
(p)	IO - Interest Only.
(q)	Inverse interest only security.

(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at January 31, 2024.
(s)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(t)	Affiliated investments.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $81,742,966 and gross unrealized depreciation of investments was $(86,969,483), resulting in net unrealized depreciation of $(5,226,517).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OTC – Over-the-Counter

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

January 31, 2024 (unaudited)

85.4%	United States
1.3%	United Kingdom
0.9%	France
0.8%	Brazil
0.8%	Mexico
0.7%	China
0.6%	India
0.5%	Spain
0.4%	Italy
0.4%	Colombia
0.3%	Dominican Republic
0.3%	Indonesia
0.3%	Australia
4.1%	Other
3.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Angola, Canada, Chile, Czech Republic, Denmark, El Salvador, Finland, Germany, Ghana, Guatemala, Hong Kong, Hungary, Ireland, Israel, Ivory Coast, Jamaica, Kazakhstan, Kenya, Lebanon, Luxembourg, Macau, Netherlands, Nigeria, Norway, Panama, Peru, Senegal, South Africa, South Korea, Sweden, Switzerland, Turkey and Ukraine.

AB Income Fund

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$1,287,643,372	$—		$1,287,643,372
Mortgage Pass-Throughs	—	680,191,730	—		680,191,730
Corporates - Investment Grade	—	386,664,787	—		386,664,787
Corporates - Non-Investment Grade	—	233,509,179	961,449	(a)	234,470,628
Collateralized Loan Obligations	—	78,982,871	—		78,982,871
Commercial Mortgage-Backed Securities	—	53,834,635	—		53,834,635
Emerging Markets - Corporate Bonds	—	50,927,129	2,064		50,929,193
Collateralized Mortgage Obligations	—	49,961,946	—		49,961,946
Bank Loans	—	37,935,146	1,379,023		39,314,169
Agencies	—	31,651,257	—		31,651,257
Asset-Backed Securities	—	29,610,283	103,333		29,713,616
Emerging Markets - Sovereigns	—	28,829,725	—		28,829,725
Quasi-Sovereigns	—	21,401,798	—		21,401,798
Local Governments - US Municipal Bonds	—	8,869,906	—		8,869,906
Governments - Sovereign Bonds	—	7,636,530	—		7,636,530
Common Stocks	354,218	—	4,371,128	(a)	4,725,346
Preferred Stocks	—	—	2,669,259		2,669,259
Short-Term Investments:
U.S. Treasury Bills	—	62,684,198	—		62,684,198
Investment Companies	35,693,813	—	—		35,693,813

Total Investments in Securities	36,048,031	3,050,334,492	9,486,256	(a)	3,095,868,779
Other Financial Instruments(b):
Assets:
Futures	30,377,743	—	—		30,377,743
Forward Currency Exchange Contracts	—	330,830	—		330,830
Centrally Cleared Credit Default Swaps	—	2,155,594	—		2,155,594
Liabilities:
Futures	(5,435,716)	—	—		(5,435,716)
Forward Currency Exchange Contracts	—	(6,035)	—		(6,035)
Centrally Cleared Credit Default Swaps	—	(1,575,301)	—		(1,575,301)
Credit Default Swaps	—	(6,003,028)	—		(6,003,028)
Reverse Repurchase Agreements	(13,313,402)	—	—		(13,313,402)

Total	$47,676,656	$3,045,236,552	$9,486,256	(a)	$3,102,399,464

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,866	$213,700	$188,872	$35,694	$262